COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Shareholder and Related Lawsuits (Details)	1 Months Ended
	Feb. 28, 2019 defendant	Mar. 31, 2019 claim	Nov. 30, 2018	Feb. 28, 2018 claim
Lindsey and Priest/Tola Cases
Loss Contingencies [Line Items]
Number of lawsuits				2
The Touchstone Case
Loss Contingencies [Line Items]
Number of institutional investors in lawsuit | defendant	6
Baker Hughes Case
Loss Contingencies [Line Items]
Number of lawsuits		2
Baker Hughes Case | Baker Hughes
Loss Contingencies [Line Items]
Ownership interest			12.00%